Kensington Managed Income Fund

Class A Shares KAMAX

Institutional Class Shares KAMIX

Class C Shares KAMCX

SUMMARY PROSPECTUS

May 1, 2022

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at https://advisorspreferred.com/kensington-fund-analytics/. You can also get this information at no cost by calling 1-855-375-3060, emailing OrderKensingtonFund@ultimusfundsolutions.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2022, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Adviser: Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Kensington Asset Management, LLC 3381 Bee Caves Road, Suite 210 Austin, TX 78746

Investment Objective: The Kensington Managed Income Fund (the “Fund”) seeks income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 in the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)(1) (as a % of original purchase price)	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Institutional Class	Class C
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses(2)	0.16.%	0.16%	0.16.%
Acquired Fund Fees and Expenses(3)	0.47%	0.47.%	0.47%
Total Annual Fund Operating Expenses	2.13%	1.88%	2.88%
Total Annual Fund Operating Expenses After Fee Waivers	2.13%	1.88%	2.88%
(1)	The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.
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(2)	For Class A shares, other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees.
(3)	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$681	$1,110	$1,565	$2,820
Institutional	$191	$591	$1,016	$2,201
C	$291	$892	$1,518	$3,204

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2021, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.

Principal Investment Strategies

The Adviser delegates execution of the Fund’s investment strategy to Kensington Asset Management LLC (previously known as Kensington Analytics, LLC) (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in mutual funds that invest in income-producing securities. The Fund defines income-producing securities as interest-paying: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, or security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group. Inc. (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.

The Sub-Adviser does not select individual securities as a principal strategy, but rather employs a fund-of-funds approach that achieves exposure to income-producing securities through mutual funds. The Sub-Adviser selects mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. Mutual funds may employ leverage. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Sub-Adviser’s strategy is principally driven by a proprietary “Managed Income Model” that evaluates the changes of the following daily inputs:

•	NAVs of U.S. High-Yield Bond Funds
•	Prices of Long-Term US Treasury Bonds
•	Level of the NASDAQ Composite Index
•	Level of the Value Line Geometric Composite Index
•	The Daily Number of NYSE Companies with Advancing versus Declining Stock Prices

Outputs from the Managed Income Model are evaluated at the end of each trading day and generate a buy or sell signal that identifies the overall directional bias of the Fund’s portfolio. Using the Managed Income Model signals, the Sub-Adviser will tactically shift the Fund’s mutual funds holdings and asset allocations accordingly. The NASDAQ Composite Index is a market capitalization-weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange. The Value Line Geometric Composite Index is composed of the returns of the companies included in the Value Line Investment Survey® with returns calculated geometrically over time rather than by using a simple average. The survey is generally representative of equity securities traded on US stock exchanges. It identifies approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the US stock exchanges. Generally, when the Sub-Adviser believes high-yield market conditions are favorable, the Fund invests in longer maturity and lower quality high-yield securities. When the Sub-Adviser believes high-yield market conditions are less favorable, the Fund invests in shorter maturity and better quality high-yield securities and money market instruments. The Sub-Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds.

•	Junk Bond Risk: Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.
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•	Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.
•	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
•	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
•	Loans Risk: The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid, and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.
•	Management Risk: The Sub-Adviser’s reliance on its Managed Income Model, its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.
•	Mutual Fund Risk: Investments in mutual funds involve duplication of investment advisory fees and certain other expenses. Each mutual fund is subject to specific risks, depending on the nature of its investment strategy. The manager of a mutual fund may not be successful in implementing its strategy.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Is the Fund Right for You?

The Fund is intended for investors who want income and can tolerate net asset value (“NAV”) fluctuations associated with the high-yield market.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of each of the Fund’s share classes over time to the performance of a broad-based market index, and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A and Class C shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities, however, the returns for Class A and Class C shares are lower than Institutional Class shares because Class A and Class C shares have higher expenses and Class A shares are subject to a load. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 1-855-375-3060.

Institutional Class Performance Bar Chart

For Calendar Year Ended December 31

Best Quarter	4.52%	December 31, 2020
Worst Quarter	(2.76%)	March 31, 2020
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Performance Table

Average Annual Total Returns

(For periods ended December 31, 2021)

Kensington Managed Income Fund	One Year	Since Inception Institutional & Class A (1)	Since Inception Class C (2)
Institutional Class Shares Return before taxes	1.29%	4.85%	n/a
Institutional Class Shares Return after taxes on distributions(3)	(0.02)%	3.80%	n/a
Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(3)	0.82%	3.29%	n/a
Class A Shares Return before taxes (with load)	(3.77)%	2.63%	n/a
Class C Shares Return before taxes	0.35%	n/a	3.54%
ICE BofAML US High Yield Master II Index(4) (reflects no deduction for fees, expenses, or taxes)	5.36%	6.97%	6.35%
Bloomberg US Aggregate Bond Index(5) (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.68%	2.31%
(1)	The inception date of investment operations for the Fund’s Institutional and Class A Shares is May 31, 2019.
(2)	The inception date of investment operations for the Fund’s Class C Shares is August 27, 2019.
(3)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
(4)	The ICE BofAML US High Yield Master II Index measures the performance of below investment grade $US-denominated corporate bonds publicly issued in the US market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment. Investors cannot invest directly in an index.
(5)	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends.

Investment Adviser: Advisors Preferred, LLC

Investment Sub-Adviser: Kensington Asset Management, LLC

Portfolio Manager: Bruce P. DeLaurentis, Chief Executive Officer of the Sub-Adviser, has served the Fund as a portfolio manager since it commenced operations in 2019.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$1,000	$1,000	$250	$100
Institutional	$25,000	$25,000	$250	$100
C	$1,000	$1,000	$250	$100

The Fund or Adviser may waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check, or wire transfer. Purchase and redemptions requests must be received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) to assure ample time to transmit to the Fund prior to NAV pricing.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) Plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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